Offerings - Offering: 1	Aug. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,146,023,832.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 328,557.00
Offering Note	(1) As of July 28, 2025, the maximum number of shares of common stock, par value $0.0001 per share ("Common Stock"), of WK Kellogg Co (the "Company") to which this transaction applies is estimated to be 93,305,384, which consists of (a) 86,412,947 issued and outstanding shares of Common Stock entitled to receive the per share merger consideration of $23.00; (b) 3,231,551 shares of Common Stock underlying restricted stock units ("RSUs") which may be entitled to receive the per share merger consideration of $23.00; (c) 1,686,353 shares of Common Stock underlying performance stock units ("PSUs") (determined based on achievement at 140% of target for such PSUs) with the contingent right to receive the per share merger consideration of $23.00; (d) 28,864 shares of Common Stock underlying deferred stock units ("DSUs") entitled to receive the per share merger consideration of $23.00; and (e) 1,945,669 shares of Common Stock reserved and available for future issuance under the WK Kellogg 2023 Employee Stock Purchase Plan (the "ESPP") and the Company's discounted share purchase plan maintained for the benefit of service providers in Canada (the "Canadian Share Purchase Plan"). (2) Pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of July 28, 2025, based on the sum of (a) the product of 86,412,947 issued and outstanding shares of Common Stock and the per share merger consideration of $23.00; (b) the product of 3,231,551 shares of Common Stock underlying RSUs and the per share merger consideration of $23.00; (c) the product of 1,686,353 shares of Common Stock underlying PSUs (determined based on achievement at 140% of target for such PSUs) and the per share merger consideration of $23.00; (d) the product of 28,864 shares of Common Stock underlying DSUs and the per share merger consideration of $23.00; and (e) the product of 1,945,669 shares of Common Stock reserved and available for future issuance under the ESPP and the Canadian Share Purchase Plan and the per share merger consideration of $23.00. (3) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.